Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 1,217,961,769	$ 94,666,852	$ 140,641,341	$ 21,522,646	$ 1,474,792,608
Copper, molybdenum and other by-products
Total	1,190,754,674	$ 94,666,852	129,914,665	18,413,513	1,433,749,704
Copper, Zinc, silver, Gold and related by products
Total	22,425,879		10,081,303	$ 3,109,133	35,616,315
Ecuador
Total	181,216				181,216
Chile
Total			564,779		564,779
Argentina
Total			$ 80,594		80,594
United States
Total	$ 4,600,000				$ 4,600,000